Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended
	Sep. 16, 2010	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Mar. 19, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Jan. 13, 2011 Private Placement	Mar. 16, 2012 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Aug. 04, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 Issuance of Equity AuroTellurio Option Agreement	Jan. 31, 2012 1st Half	Feb. 01, 2012 1st Half Private Placement	Jan. 31, 2012 2nd Half	Feb. 01, 2012 2nd Half Private Placement	Jan. 31, 2012 Series A Preferred Stock and Warrants 1st Half	Jan. 31, 2012 Series A Preferred Stock and Warrants 2nd Half
Stockholders Equity Note [Line Items]
Units of securities issued		81,728,258	77,478,258						5,000,000	4,250,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities		$ 2,106,956	$ 1,936,956						$ 125,000	$ 170,000		$ 400,000
Closing costs		20,750	19,000							1,750
Proceeds from private placement Offering		2,086,206	1,917,956								1,461,956
Number Of Shares in Each Unit										1
Warrant exercisable period										24 months	18 months
Exercise price of warrants										$ 0.06	$ 0.125				$ 0.125		$ 0.05		$ 0.125	$ 0.05
Warrants issued						4,250,000									19,369,565	19,369,565	19,369,564	19,369,564
Units of securities, offering price				$ 0.025	$ 0.10		$ 0.025	$ 0.025		$ 0.04	$ 0.025
Net proceeds from sale of units										168,250
Stock issued in acquisition, restricted shares													250,000	250,000
Common stock, price													$ 0.001	$ 0.015
Value of stock issued in acquisition													17,500	3,750
Convertible promissory notes, shares issued on conversion											3,660,000
Convertible promissory notes, conversion price per share	$ 0.03										$ 0.025
Number of units consist of one common share and a warrant to purchase one-half share											36,478,258
Number of units consist of one share of series a convertible preferred stock and warrants to purchase one half of one share of common stock											22,000,000
Units repurchased and cancelled									2,000,000
Value of units repurchased and cancelled									50,000
Gain on forgiveness of related party debt net				157,291
Gain on forgiveness accrued interest on promissory notes	2,137			1,511
Gain on forgiveness related party accounts payable				157,665
Gain on forgiveness of related party debt gross				159,176
Loss on the extinguishment of debt related to convertible notes				$ 1,885